Rotable spare parts, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Rotable spare parts, furniture and equipment, net
Summary of rotable spare parts, furniture and equipment, net

	Gross value						Accumulated depreciation						Net carrying value
	At December		At December		At December		At December		At December		At December		At December		At December		At December
	31, 2018		31, 2017		31, 2016		31, 2018		31, 2017		31, 2016		31, 2018		31, 2017		31, 2016
Leasehold improvements to flight equipment	Ps.	3,221,167	Ps.	2,382,687	Ps.	1,709,868	Ps.	(2,083,053)	Ps.	(1,769,589)	Ps.	(1,386,844)	Ps.	1,138,114	Ps.	613,098	Ps.	323,024
Pre-delivery payments		3,672,090		2,783,303		1,206,330		—		—		—		3,672,090		2,783,303		1,206,330
Aircraft parts and rotable spare parts		609,232		506,735		393,522		(233,403)		(181,091)		(137,712)		375,829		325,644		255,810
Aircraft spare engines		323,410		323,410		323,025		(34,917)		(18,132)		(1,337)		288,493		305,278		321,688
Construction and improvements in process		142,738		193,607		255,374		—		—		—		142,738		193,607		255,374
Standardization		203,611		192,808		176,975		(127,136)		(113,407)		(94,864)		76,475		79,401		82,111
Constructions and improvements		132,446		131,503		120,886		(117,211)		(106,335)		(85,873)		15,235		25,168		35,013
Computer equipment		44,563		30,113		24,172		(28,016)		(20,790)		(16,972)		16,547		9,323		7,200
Workshop tools		23,454		20,500		20,500		(20,085)		(18,229)		(15,915)		3,369		2,271		4,585
Electric power equipment		15,438		15,439		14,818		(10,316)		(9,185)		(7,890)		5,122		6,254		6,928
Communications equipment		12,305		11,229		9,261		(7,394)		(6,502)		(5,706)		4,911		4,727		3,555
Workshop machinery and equipment		9,530		8,405		7,240		(5,049)		(4,345)		(3,622)		4,481		4,060		3,618
Motorized transport equipment platform		5,496		5,587		5,703		(5,050)		(4,701)		(4,346)		446		886		1,357
Service carts on board		5,403		5,403		5,403		(5,277)		(5,021)		(4,645)		126		382		758
Office furniture and equipment		66,546		44,749		36,310		(28,240)		(22,454)		(18,653)		38,306		22,295		17,657
Total	Ps.	8,487,429	Ps.	6,655,478	Ps.	4,309,387	Ps.	(2,705,147)	Ps.	(2,279,781)	Ps.	(1,784,379)	Ps.	5,782,282	Ps.	4,375,697	Ps.	2,525,008

*During the years ended December 31, 2018, 2017 and 2016, the Company capitalized borrowing costs of Ps.357,920, Ps.193,389 and Ps.95,445, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of Ps.242,678, Ps.110,274 and Ps.84,936, respectively.

																	Motorized				Workshop
	Aircraft parts				Constructions												transport				machinery		Service				Construction and		Leasehold
	and rotable spare		Aircraft spare		and				Computer		Office furniture		Electric power		Workshop		equipment		Communications		and		carts on		Pre-delivery		improvements		improvements to
	parts		Engines		improvements		Standardization		equipment		and equipment		equipment		Tools		platform		equipment		equipment		board		payments		in process		flight equipment		Total
Net book amount as of December 31, 2015	Ps.	179,947	Ps.	—	Ps.	18,202	Ps.	83,886	Ps.	4,195	Ps.	12,932	Ps.	9,033	Ps.	4,815	Ps.	1,326	Ps.	3,764	Ps.	4,179	Ps.	1,453	Ps.	1,583,835	Ps.	140,926	Ps.	501,157	Ps.	2,549,650
Additions		110,592		323,025		2,218		21,953		740		517		1,467		4,217		505		129		131		36		1,345,081		161,560		226,526		2,198,697
Disposals and transfers		(1,299)		—		—		—		—		(110)		(1,626)		—		(49)		—		—		—		(1,733,093)		(2,132)		—		(1,738,309)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		—		10,507		—		—		10,507
Other movements		—		—		32,441		—		4,814		7,877		—		25		46		493		—		—		—		(44,980)		—		716
Depreciation		(33,430)		(1,337)		(17,848)		(23,728)		(2,549)		(3,559)		(1,946)		(4,472)		(471)		(831)		(692)		(731)		—		—		(404,659)		(496,253)
As of December 31, 2016		255,810		321,688		35,013		82,111		7,200		17,657		6,928		4,585		1,357		3,555		3,618		758		1,206,330		255,374		323,024		2,525,008
Cost		393,522		323,025		120,886		176,975		24,172		36,310		14,818		20,500		5,703		9,261		7,240		5,403		1,206,330		255,374		1,709,868		4,309,387
Accumulated depreciation		(137,712)		(1,337)		(85,873)		(94,864)		(16,972)		(18,653)		(7,890)		(15,915)		(4,346)		(5,706)		(3,622)		(4,645)		—		—		(1,386,844)		(1,784,379)
Net book amount as of December 31, 2016	Ps.	255,810	Ps.	321,688	Ps.	35,013	Ps.	82,111	Ps.	7,200	Ps.	17,657	Ps.	6,928	Ps.	4,585	Ps.	1,357	Ps.	3,555	Ps.	3,618	Ps.	758	Ps.	1,206,330	Ps.	255,374	Ps.	323,024	Ps.	2,525,008
Additions		115,173		385		—		15,833		1,845		6,805		—		—		—		—		123		—		1,707,805		206,932		529,331		2,584,232
Disposals and transfers		(930)		—		—		—		—		(15)		—		—		—		—		—		—		(213,947)		(3,555)		(101,224)		(319,671)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		—		83,115		—		—		83,115
Other movements		—		—		10,371		—		4,087		1,649		620		—		—		1,968		1,041		—		—		(265,144)		244,712		(696)
Depreciation		(44,409)		(16,795)		(20,216)		(18,543)		(3,809)		(3,801)		(1,294)		(2,314)		(471)		(796)		(722)		(376)		—		—		(382,745)		(496,291)
As of December 31, 2017		325,644		305,278		25,168		79,401		9,323		22,295		6,254		2,271		886		4,727		4,060		382		2,783,303		193,607		613,098		4,375,697
Cost		506,735		323,410		131,503		192,808		30,113		44,749		15,439		20,500		5,587		11,229		8,405		5,403		2,783,303		193,607		2,382,687		6,655,478
Accumulated depreciation		(181,091)		(18,132)		(106,335)		(113,407)		(20,790)		(22,454)		(9,185)		(18,229)		(4,701)		(6,502)		(4,345)		(5,021)		—		—		(1,769,589)		(2,279,781)
Net book amount as of December 31, 2017	Ps.	325,644	Ps.	305,278	Ps.	25,168	Ps.	79,401	Ps.	9,323	Ps.	22,295	Ps.	6,254	Ps.	2,271	Ps.	886	Ps.	4,727	Ps.	4,060	Ps.	382	Ps.	2,783,303	Ps.	193,607	Ps.	613,098	Ps.	4,375,697
Additions		106,240		260,131		689		10,803		5,316		652		—		2,673		—		1,050		1,040		—		1,485,643		142,703		676,457		2,693,397
Disposals and transfers		(1,735)		(260,131)		—		—		—		—		—		—		—		—		(2)		—		(712,098)		(89)		—		(974,055)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		—		115,242		—		—		115,242
Other movements		—		—		67		—		9,123		21,568		—		281		42		26		110		—		—		(193,483)		162,023		(243)
Depreciation		(54,320)		(16,785)		(10,689)		(13,729)		(7,215)		(6,209)		(1,132)		(1,856)		(482)		(892)		(727)		(256)		—		—		(313,464)		(427,756)
As of December 31, 2018		375,829		288,493		15,235		76,475		16,547		38,306		5,122		3,369		446		4,911		4,481		126		3,672,090		142,738		1,138,114		5,782,282
Cost		609,232		323,410		132,446		203,611		44,563		66,546		15,438		23,454		5,496		12,305		9,530		5,403		3,672,090		142,738		3,221,167		8,487,429
Accumulated depreciation		(233,403)		(34,917)		(117,211)		(127,136)		(28,016)		(28,240)		(10,316)		(20,085)		(5,050)		(7,394)		(5,049)		(5,277)		—		—		(2,083,053)		(2,705,147)
Net book amount as of December 31, 2018	Ps.	375,829	Ps.	288,493	Ps.	15,235	Ps.	76,475	Ps.	16,547	Ps.	38,306	Ps.	5,122	Ps.	3,369	Ps.	446	Ps.	4,911	Ps.	4,481	Ps.	126	Ps.	3,672,090	Ps.	142,738	Ps.	1,138,114	Ps.	5,782,282